Restricted Stock Award (Detail) (Restricted Stock, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Restricted Stock
Schedule of Employee Benefit Plans [Line Items]
Unvested Restricted stock awards- beginning of year	35,083	51,574	34,616
Granted			28,000
Vested	11,192	15,491	11,042
Cancelled or expired		1,000
Unvested Restricted stock awards- end of year	23,891	35,083	51,574
Unvested Restricted stock awards- beginning of year	$ 20.84	$ 22.74	$ 39.96
Granted			$ 10.20
Vested	$ 32.15	$ 25.29	$ 35.52
Cancelled or expired		$ 50.00
Unvested Restricted stock awards- end of year	$ 15.53	$ 20.84	$ 22.74